UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2012

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

LONG-TERM INVESTMENTS 98.67%

COMMON STOCKS 97.53%

Aerospace & Defense 1.71%

Honeywell International, Inc.	674,300	$39,143
Raytheon Co.	477,200	26,475
United Technologies Corp.	618,800	46,064

Total		111,682

Automobiles 0.97%

Ford Motor Co.	6,851,754	63,310

Beverages 1.09%

Coca-Cola Co. (The)	400,900	32,393
PepsiCo, Inc.	530,300	38,569

Total		70,962

Capital Markets 3.40%

Bank of New York Mellon Corp. (The)	301,625	6,418
Goldman Sachs Group, Inc. (The)	1,201,475	121,229
Morgan Stanley	2,820,588	38,529
State Street Corp.	232,582	9,392
T. Rowe Price Group, Inc.	761,690	46,273

Total		221,841

Chemicals 2.47%

Agrium, Inc. (Canada)(a)	200,500	19,040
Dow Chemical Co. (The)	2,849,759	82,016
Monsanto Co.	440,600	37,724
Mosaic Co. (The)	386,600	22,465

Total		161,245

Commercial Banks 7.56%

BB&T Corp.	404,549	12,691
Comerica, Inc.	481,255	14,539
Fifth Third Bancorp	3,839,870	53,067
PNC Financial Services Group, Inc. (The)	1,470,979	86,935
Regions Financial Corp.	3,541,300	24,647
SunTrust Banks, Inc.	2,163,104	51,157
Wells Fargo & Co.	7,401,953	250,260

Total		493,296

Communications Equipment 1.01%

Cisco Systems, Inc.	4,144,800	66,110

Computers & Peripherals 1.55%

Dell, Inc.*	2,076,300	24,667
EMC Corp.*	1,759,800	46,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 1.55% (continued)

Hewlett-Packard Co.	1,664,531	$30,361

Total		101,152

Consumer Finance 1.82%

Capital One Financial Corp.	2,100,800	118,674

Diversified Financial Services 4.57%

Bank of America Corp.	5,451,670	40,015
Citigroup, Inc.	2,240,860	60,795
JPMorgan Chase & Co.	5,491,642	197,699

Total		298,509

Diversified Telecommunication Services 4.99%

AT&T, Inc.	5,044,749	191,297
CenturyLink, Inc.	1,850,400	76,865
Verizon Communications, Inc.	1,277,551	57,669

Total		325,831

Electric: Utilities 2.71%

Duke Energy Corp.	1,023,939	69,403
NextEra Energy, Inc.	501,300	35,542
Southern Co. (The)	1,492,700	71,873

Total		176,818

Electronic Equipment, Instruments & Components 1.06%

Arrow Electronics, Inc.*	487,800	16,463
Avnet, Inc.*	822,400	25,906
Corning, Inc.	2,354,800	26,868

Total		69,237

Energy Equipment & Services 1.54%

Cameron International Corp.*	174,700	8,782
Halliburton Co.	1,089,271	36,088
Schlumberger Ltd.	780,698	55,632

Total		100,502

Food & Staples Retailing 1.33%

CVS Caremark Corp.	1,913,200	86,572

Food Products 1.25%

Archer Daniels Midland Co.	1,554,400	40,554
General Mills, Inc.	384,800	14,892
Kraft Foods, Inc. Class A	653,434	25,948

Total		81,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

Health Care Equipment & Supplies 1.33%

Baxter International, Inc.	852,900	$49,903
Medtronic, Inc.	931,100	36,704

Total		86,607

Health Care Providers & Services 2.64%

AmerisourceBergen Corp.	208,400	8,273
CIGNA Corp.	1,108,500	44,650
McKesson Corp.	373,900	33,924
UnitedHealth Group, Inc.	1,505,396	76,911
WellPoint, Inc.	158,600	8,452

Total		172,210

Hotels, Restaurants & Leisure 1.26%

Carnival Corp.	1,104,507	36,758
Marriott International, Inc. Class A	676,572	24,641
Starwood Hotels & Resorts Worldwide, Inc.	385,700	20,885

Total		82,284

Household Products 2.65%

Colgate-Palmolive Co.	711,600	76,398
Procter & Gamble Co. (The)	1,498,500	96,713

Total		173,111

Industrial Conglomerates 2.35%

General Electric Co.	7,399,500	153,540

Insurance 4.24%

ACE Ltd. (Switzerland)(a)	346,900	25,497
Berkshire Hathaway, Inc. Class B*	473,100	40,138
Chubb Corp. (The)	619,900	45,061
Marsh & McLennan Cos., Inc.	786,700	26,127
MetLife, Inc.	1,165,657	35,867
Prudential Financial, Inc.	1,127,200	54,421
Travelers Cos., Inc. (The)	789,900	49,487

Total		276,598

Life Sciences Tools & Services 0.48%

Thermo Fisher Scientific, Inc.	563,900	31,392

Machinery 1.53%

Caterpillar, Inc.	380,507	32,043
Eaton Corp.	962,860	42,212
Joy Global, Inc.	317,045	16,467
Parker Hannifin Corp.	116,564	9,362

Total		100,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

Media 5.47%

Comcast Corp. Class A	1,958,900	$63,762
News Corp. Class A	2,518,800	57,983
Omnicom Group, Inc.	811,800	40,736
Time Warner Cable, Inc.	418,229	35,520
Time Warner, Inc.	1,927,716	75,412
Walt Disney Co. (The)	1,705,000	83,784

Total		357,197

Metals & Mining 1.61%

Barrick Gold Corp. (Canada)(a)	176,700	5,810
Cliffs Natural Resources, Inc.	804,000	32,875
Freeport-McMoRan Copper & Gold, Inc.	1,321,700	44,502
Nucor Corp.	83,920	3,290
United States Steel Corp.	898,500	18,554

Total		105,031

Multi-Line Retail 0.64%

Kohl’s Corp.	127,686	6,348
Target Corp.	582,386	35,322

Total		41,670

Multi-Utilities 0.29%

PG&E Corp.	413,500	19,087

Oil, Gas & Consumable Fuels 14.65%

Anadarko Petroleum Corp.	946,900	65,753
Apache Corp.	450,300	38,780
Canadian Natural Resources Ltd. (Canada)(a)	93,200	2,540
Cenovus Energy, Inc. (Canada)(a)	265,800	8,110
Chevron Corp.	1,752,932	192,086
ConocoPhillips	477,600	26,000
Devon Energy Corp.	388,300	22,956
EOG Resources, Inc.	159,502	15,633
Exxon Mobil Corp.	2,878,192	249,971
Hess Corp.	1,269,629	59,876
Kinder Morgan, Inc.	1,114,303	39,903
Occidental Petroleum Corp.	972,184	84,609
Phillips 66	238,850	8,981
Range Resources Corp.	391,839	24,529
Southwestern Energy Co.*	567,500	18,869
Suncor Energy, Inc. (Canada)(a)	1,550,700	47,358
Valero Energy Corp.	1,821,050	50,079

Total		956,033

Paper & Forest Products 0.79%

International Paper Co.	1,578,900	51,804

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 9.07%

Bristol-Myers Squibb Co.	1,712,900	$60,979
Eli Lilly & Co.	1,003,500	44,184
Johnson & Johnson	1,794,400	124,208
Merck & Co., Inc.	2,614,800	115,496
Pfizer, Inc.	8,798,300	211,511
Teva Pharmaceutical Industries Ltd. ADR	868,634	35,519

Total		591,897

Real Estate Investment Trusts 0.78%

Host Hotels & Resorts, Inc.	3,462,475	50,829

Road & Rail 2.22%

CSX Corp.	662,600	15,200
Hertz Global Holdings, Inc.*	6,253,792	70,418
Union Pacific Corp.	486,600	59,662

Total		145,280

Semiconductors & Semiconductor Equipment 1.70%

Intel Corp.	2,146,200	55,157
Micron Technology, Inc.*	2,496,500	15,503
Texas Instruments, Inc.	1,480,600	40,332

Total		110,992

Software 1.44%

Adobe Systems, Inc.*	787,300	24,312
Microsoft Corp.	1,409,300	41,532
Oracle Corp.	927,200	28,001

Total		93,845

Specialty Retail 1.10%

Home Depot, Inc. (The)	914,700	47,729
Lowe’s Cos., Inc.	938,800	23,818

Total		71,547

Tobacco 2.26%

Altria Group, Inc.	1,846,349	66,413
Philip Morris International, Inc.	888,700	81,263

Total		147,676

Total Common Stocks (cost $5,494,284,351)		6,365,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT AFFILIATED FUND, INC. July 31, 2012

Investments	Shares	Fair Value (000)

LIMITED LIABILITY COMPANY 1.07%

Diversified Financial Services

Oaktree Capital Management, LLC† (cost $86,900,000)	1,975,000	$69,823

WARRANT 0.07%

Oil, Gas & Consumable Fuels

Kinder Morgan, Inc.*(b) (cost $2,860,470)	1,606,943	4,741

Total Long-Term Investments (cost $5,584,044,821)		6,440,413

Investments	Principal Amount (000)

SHORT-TERM INVESTMENT 1.75%

Repurchase Agreement

Repurchase Agreement dated 7/31/2012, 0.01% due 8/1/2012 with Fixed Income Clearing Corp. collateralized by $37,000,000 of U.S. Treasury Note at 3.125% due 1/31/2017; $64,900,000 of U.S. Treasury Note at 0.875% due 1/31/2017 and $9,105,000 of U.S. Treasury Note at 0.875% due 2/28/2017; value: $116,424,458; proceeds: $114,139,267 (cost $114,139,235)	$114,139	114,139

Total Investments in Securities 100.42% (cost $5,698,184,056)		6,554,552

Liabilities in Excess of Other Assets (0.42)%		(27,586)

Net Assets 100.00%		$6,526,966

ADR	American Depositary Receipt.

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Foreign security traded in U.S. dollars.
(b)	Exercise price of $40.00 and expiration date of 5/25/2017.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC, the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)

Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Notes to Schedule of Investments (unaudited)(concluded)

Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Common Stocks	$6,365,849	$—	$—	$6,365,849
Limited Liability Company	—	—	69,823	69,823
Warrant	4,741	—	—	4,741
Repurchase Agreement	—	114,139	—	114,139

Total	$6,370,590	$114,139	$69,823	$6,554,552

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Limited Liability Company

Balance as of November 1, 2012	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(19,052)
Purchase	—
Sales	—
Net transfers in or out of Level 3	88,875

Balance as of July 31, 2012	$69,823

3.	FEDERAL TAX INFORMATION

As of July 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,731,463,292

Gross unrealized gain	1,144,518,443
Gross unrealized loss	(321,429,891)

Net unrealized security gain	$823,088,552

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: September 24, 2012

By:	/s/Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 24, 2012